Cover	Dec. 27, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed by XTI Aerospace, Inc. (the “Company”) as an amendment (the “Amendment”) to the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission on December 27, 2024 to announce the preliminary results of the Company’s 2024 annual meeting of stockholders held on December 27, 2024 (the “Annual Meeting”). This Amendment is being filed to disclose the final, certified voting results reported by Broadridge Financial Solutions, Inc. (the “Inspector of Election”), the independent inspector of election for the Annual Meeting.
Document Period End Date	Dec. 27, 2024
Entity File Number	001-36404
Entity Registrant Name	XTI AEROSPACE, INC.
Entity Central Index Key	0001529113
Entity Tax Identification Number	88-0434915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8123 InterPort Blvd.
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	800
Local Phone Number	680-7412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XTIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false